Related party transactions - Summary of transactions and balances during the year with key management personnel (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Key management personnel of entity or parent
Disclosure of transactions between related parties [line items]
Advances and credits	$ 329	$ 215
Guarantees	6	55
Deposits	300	229
Advances and credits, highest amount during the year	334	220
Guarantees, highest amount during the year	52	63
Deposits, highest amount during the year	893	677
Director
Disclosure of transactions between related parties [line items]
Advances and credits	$ 2	$ 2